Employee costs and share plans for employees - Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical location
Average number of employees	86,400	82,000	79,600
Number of employees	89,900	83,500	83,100
UK
Disclosure of geographical location
Average number of employees	10,700	9,800	8,900
Europe
Disclosure of geographical location
Average number of employees	23,000	20,600	18,300
The Americas
Disclosure of geographical location
Average number of employees	22,400	20,900	18,800
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	30,300	30,700	33,600